UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2022

Date of reporting period: April 30, 2022

Item 1.    Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund II

Investment Advisor

Kopernik Global Investors, LLC

KGGIX | KGGAX

Kopernik Global All-Cap Fund

KGIIX | KGIRX

Kopernik International Fund

Semi-Annual Report

APRIL 30, 2022

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
APRIL 30, 2022
(Unaudited)

The Funds file their complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT (Form N-Q for filings prior to March 31, 2020). The Funds’ Forms N-Q and Form N-PORT reports are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-855-887-4KGI; and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
APRIL 30, 2022
(Unaudited)

SECTOR WEIGHTINGS†:

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS COMMON STOCK — 80.1%	Shares	Value

AUSTRALIA — 4.4%

Newcrest Mining, Ltd.	5,036,705	$94,472,573

BRAZIL — 2.1%

Banco do Brasil SA	412,900	2,772,738

Centrais Eletricas Brasileiras SA	5,256,311	43,250,181

		46,022,919

CANADA — 20.3%

Artemis Gold, Inc. *† (A)	4,098,604	22,652,153

Bear Creek Mining Corp. * (A)	3,625,815	3,358,673

Cameco Corp.	1,624,922	41,939,237

Centerra Gold, Inc.	3,151,771	29,171,025

Dundee Corp., Cl A * (A)(B)	2,419,423	2,636,665

Equinox Gold *	5,299,201	37,785,141

Fission Uranium Corp. * (A)	23,309,500	15,785,829

Gabriel Resources, Ltd. * (A)(B)	60,679,056	8,974,445

Gabriel Resources, Ltd. *†(A)(B)(C)	3,471,971	513,505

IAMGOLD*	5,611,511	15,824,461

International Tower Hill Mines, Ltd. * (A)	6,548,183	6,024,328

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
APRIL 30, 2022
(Unaudited)

COMMON STOCK — continued	Shares	Value
CANADA — continued
Ivanhoe Mines, Ltd., Cl A *	1,917,935	$15,377,520

MEG Energy Corp. *	900,318	13,525,970

NexGen Energy, Ltd. *	4,842,902	23,862,974

Northern Dynasty Minerals, Ltd. (CAD) *	2,873,848	984,309

Northern Dynasty Minerals, Ltd. (USD) * (A)	15,400,762	5,467,270

Novagold Resources, Inc. *	2,350,316	14,618,965

Pan American Silver Corp.	1,077,371	26,710,985

Sabina Gold & Silver *	10,613,228	10,905,275

Seabridge Gold, Inc. (CAD) *	1,422,848	25,153,060

Seabridge Gold, Inc. (USD) *	1,233,038	21,775,451

Sprott, Inc.	228,831	10,538,000

Turquoise Hill Resources, Ltd. *	1,939,944	52,844,075

Western Copper & Gold Corp. *	2,339,413	4,461,575

Wheaton Precious Metals Corp.	590,629	26,495,617

		437,386,508

CHINA — 2.8%

CGN Power, Cl H (C)	86,146,000	24,228,951

China Communications Services, Cl H	21,484,000	9,782,344

Guangshen Railway Co., Ltd., Cl H * (A)	42,448,679	7,091,333

Hi Sun Technology China, Ltd. *	26,154,000	3,136,748

Shanghai Electric Group Co., Ltd., Cl H *	37,450,000	9,127,868

Sinopharm Group, Cl H	3,524,800	8,120,710

		61,487,954

FRANCE — 2.8%

Electricite de France SA	6,600,154	59,736,590

GREECE — 0.2%

Tsakos Energy Navigation, Ltd.	380,012	4,579,145

HONG KONG — 2.7%

CK Hutchison Holdings, Ltd.	3,988,000	27,883,189

First Pacific	31,060,000	12,520,933

Luks Group Vietnam Holdings Co., Ltd. (A)	9,255,000	1,580,438

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
APRIL 30, 2022
(Unaudited)

COMMON STOCK — continued	Shares	Value
HONG KONG — continued

WH Group, Ltd.	24,687,500	$17,064,786

		59,049,346

INDONESIA — 0.1%

Indofood Sukses Makmur	4,776,700	2,076,691

JAPAN — 8.9%

Fukuda Corp.	170,200	6,033,446

Icom, Inc.	258,900	4,778,829

Inpex Corp.	917,000	11,058,426

Japan Petroleum Exploration Co., Ltd.	473,400	9,407,972

Kamigumi Co., Ltd.	1,002,050	17,034,164

Kato Sangyo Co., Ltd.	412,200	10,628,084

KYORIN Holdings, Inc.	1,010,900	14,691,918

Mitsubishi Corp.	880,400	29,604,400

Mitsui & Co., Ltd.	1,213,300	29,313,073

Organo Corp.	113,000	7,752,238

Ryosan	116,200	2,068,517

Suzuken Co., Ltd.	932,500	27,499,965

Tachi-S Co., Ltd., Cl S	302,700	2,362,460

Toho Holdings Co., Ltd.	622,800	10,104,650

West Japan Railway Co.	258,600	9,580,146

		191,918,288

KAZAKHSTAN — 2.9%

Halyk Savings Bank of Kazakhstan JSC GDR	957,566	9,241,493

NAC Kazatomprom JSC GDR (C)	1,110,803	31,577,362

NAC Kazatomprom JSC GDR	767,524	21,818,796

		62,637,651

LEBANON — 0.0%

Solidere ADR *(D)(E)	174,732	964,521

MALAYSIA — 0.3%

Oriental Holdings	3,509,400	5,716,610

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
APRIL 30, 2022
(Unaudited)

COMMON STOCK — continued	Shares	Value
NORWAY — 0.7%

Stolt-Nielsen, Ltd.	837,781	$15,196,880

RUSSIA — 6.3%

Etalon Group GDR (A)(B)(D)(E)	12,510,957	4,430,130

Federal Grid Unified Energy System PJSC (B)(D)(E)	17,511,927,373	9,842,022

Gazprom PJSC (B)(D)(E)	23,317,157	31,425,057

Gazprom PJSC ADR (B)(D)(E)	1,291,032	3,516,900

Lenta International PJSC GDR *(B)(D)(E)	6,411,473	5,670,307

LSR Group PJSC, Cl A *(B)(D)(E)	1,673,664	4,738,334

Moscow Exchange MICEX-RTS PJSC *(B)(D)(E)	14,741,764	7,833,900

Polyus PJSC GDR (B)(D)(E)	613,103	23,673,072

RusHydro PJSC *(B)(C)(D)(E)	6,483,174,688	29,167,471

RusHydro PJSC ADR (B)(C)(D)(E)	459,437	208,906

Sberbank of Russia PJSC *(B)(D)(E)	12,648,865	9,133,420

VTB Bank PJSC *(B)(D)(E)	48,243,439,862	5,409,215

		135,048,734

SINGAPORE — 4.1%

First Resources, Ltd.	17,489,200	26,856,482

Golden Agri-Resources, Ltd.	230,312,100	53,512,591

Yoma Strategic Holdings, Ltd. * (A)	66,818,200	7,326,332

		87,695,405

SOUTH AFRICA — 2.3%

Gold Fields, Ltd.	1,564,774	21,485,701

Harmony Gold Mining ADR	4,184,519	17,114,683

Impala Platinum Holdings, Ltd.	855,782	11,136,830

		49,737,214

SOUTH KOREA — 11.7%

DL E&C Co., Ltd.	116,594	5,484,386

GS Holdings	129,241	4,467,565

Hankook Tire Worldwide Co., Ltd.	1,356,342	15,561,421

Hyundai Department Store	92,064	5,474,580

Korea Electric Power Corp. *	2,076,395	37,815,412

Korea Electric Power Corp. ADR *	232,125	2,061,270

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
APRIL 30, 2022
(Unaudited)

COMMON STOCK — continued	Shares	Value
SOUTH KOREA — continued

Korean Reinsurance	718,002	$5,496,108

KT Corp.	2,510,077	71,013,536

KT Corp. ADR	1,413,459	19,689,484

LG Corp.	580,686	33,650,692

LG Uplus	4,507,998	49,742,083

LX Holdings *	36,588	288,306

PHA Co., Ltd.	349,032	2,495,035

		253,239,878

SRI LANKA — 0.1%

Hemas Holdings PLC (A)	16,019,905	1,928,296

THAILAND — 0.2%

Kasikornbank PLC	1,145,400	5,075,099

UKRAINE — 1.5%

Astarta Holding NV (A)	659,000	3,536,431

Kernel Holding SA (A)	2,478,524	14,385,300

MHP SE (LSE Shares) GDR (B)	3,342,148	14,695,352

MHP SE (USD Shares) GDR (A)(B)(C)	44,627	196,224

		32,813,307

UNITED KINGDOM — 0.9%

Yellow Cake PLC * (A)(C)	3,856,532	19,598,883

UNITED STATES — 4.8%

Hyster-Yale Materials Handling	54,601	1,677,343

Range Resources Corp. *	1,120,274	33,541,003

Royal Gold, Inc.	206,258	26,912,544

Southwestern Energy Co. *	5,587,886	41,909,145

		104,040,035

TOTAL COMMON STOCK (Cost $1,679,860,403)		1,730,422,527

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
APRIL 30, 2022
(Unaudited)

UNIT TRUST FUND — 2.1%	Shares	Value
CANADA — 2.1%

Sprott Physical Uranium Trust *	3,539,064	$46,557,569

TOTAL UNIT TRUST FUND (Cost $27,597,907)		46,557,569

PREFERRED STOCK — 1.9%
GERMANY — 0.2%

Draegerwerk & KGaA 0.900%	105,789	5,226,444

SOUTH KOREA — 1.7%

Hyundai Motor Co.4.170%	462,137	34,065,726

Hyundai Motor Co. 4.170%	19,031	1,396,654

		35,462,380

TOTAL PREFERRED STOCK (Cost $42,803,178)		40,688,824

RIGHTS — 0.1%	Number of Rights
CANADA — 0.1%

Pan American Silver Corp., Expires 02/22/29#(B)(D) (E)	2,532,384	2,076,529

TOTAL RIGHTS (Cost $–)		2,076,529

CONVERTIBLE BOND — 0.0%	Face Amount
INDIA — 0.0%

REI Agro, Ltd., CV to 1,007 Shares 5.500%, 13/11/14(D)(E)	$723,000	—

TOTAL CONVERTIBLE BOND (Cost $723,000)		—

U.S. TREASURY OBLIGATIONS — 9.8%	Face Amount	Value

United States Treasury Bills

1.697%, 03/23/23(F)	$71,810,200	70,654,143

1.177%, 10/13/22(F)	71,065,000	70,654,659

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
APRIL 30, 2022
(Unaudited)

U.S. TREASURY OBLIGATIONS — continued	Face Amount	Value
0.736%, 07/14/22(F)	$70,773,100	$70,661,304

TOTAL U.S. TREASURY OBLIGATIONS (Cost $212,074,318)		211,970,106

SHORT TERM INVESTMENT — 0.8%	Shares

Dreyfus Treasury Securities Cash Management Fund, Cl Participant Shares, 0.010%(G)	16,469,185	16,469,185

TOTAL SHORT TERM INVESTMENT (Cost $16,469,185)		16,469,185

TOTAL INVESTMENTS— 94.8% (Cost $1,979,527,991)		2,048,184,740

Other Assets and Liabilities, Net — 5.2%		111,298,433

NET ASSETS — 100.0%		$2,159,483,173

*	Non-income producing security.
†	Restricted Equity.
#	Expiration date unavailable.
(A)	Affiliated investment.
(B)	Securities considered illiquid. The total value of such securities as of April 30, 2022 was $164,141,454 and represented 7.6% of Net Assets.
(C)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities as of April 30, 2022 was $105,491,302 and represents 4.8% of Net Assets.

(D)

Security fair valued using methods determined in good faith by the Funds’ Fair Value Pricing Committee. The total market value of such securities as of April 30, 2022 was $138,089,784 and represented 6.4% of Net Assets.

(E)	Level 3 security in accordance with fair value hierarchy.
(F)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(G)	The rate reported is the 7-day effective yield as of April 30, 2022.

ADR — American Depositary Receipt

CAD — Canadian Dollar

Cl — Class

CV — Convertible

GDR — Global Depositary Receipt

JSC — Joint-Stock Company

LSE — London Stock Exchange

Ltd. — Limited

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
APRIL 30, 2022
(Unaudited)

PJSC — Public Joint-Stock Company

PLC — Public Limited Company

USD — U.S. Dollar

The following is a summary of the level of inputs us as of April 30, 2022, in valuing the Fund ’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stock

Australia	$—	$94,472,573	$—	$94,472,573

Brazil	46,022,919	—	—	46,022,919

Canada	437,386,508	—	—	437,386,508

China	3,136,748	58,351,206	—	61,487,954

France	—	59,736,590	—	59,736,590

Greece	4,579,145	—	—	4,579,145

Hong Kong	—	59,049,346	—	59,049,346

Indonesia	—	2,076,691	—	2,076,691

Japan	—	191,918,288	—	191,918,288

Kazakhstan	—	62,637,651	—	62,637,651

Lebanon	—	—	964,521	964,521

Malaysia	—	5,716,610	—	5,716,610

Norway	—	15,196,880	—	15,196,880

Russia	—	—	135,048,734	135,048,734

Singapore	—	87,695,405	—	87,695,405

South Africa	17,114,683	32,622,531	—	49,737,214

South Korea	21,750,754	231,489,124	—	253,239,878

Sri Lanka	—	1,928,296	—	1,928,296

Thailand	—	5,075,099	—	5,075,099

Ukraine	—	32,813,307	—	32,813,307

United Kingdom	—	19,598,883	—	19,598,883

United States	104,040,035	—	—	104,040,035

Total Common Stock	634,030,792	960,378,480	136,013,255	1,730,422,527

Unit Trust Fund

Canada	46,557,569	—	—	46,557,569

Preferred Stock

Germany	—	5,226,444	—	5,226,444

South Korea	—	35,462,380	—	35,462,380

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
APRIL 30, 2022
(Unaudited)

Investments in Securities	Level 1	Level 2	Level 3	Total

Total Preferred Stock	$—	$40,688,824	$—	$40,688,824

Rights

Canada	—	—	2,076,529	2,076,529

Convertible Bond

India	—	—	—	—

U.S. Treasury Obligations	—	211,970,106	—	211,970,106

Short Term Investment	—	16,469,185	—	16,469,185

Total Investments in Securities	$680,588,361	$1,229,506,595	$138,089,784	$2,048,184,740

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stock	Convertible Bond	Rights	Total
Beginning balance as of November 1, 2021	$77,3451	$ —	$1,873,458	$2,646,909
Accrued discounts/ premiums	—	—	—	—
Realized gain/(loss)	—	—	—	—
Change in unrealized appreciation/(depreciation)	191,070	—	203,071	394,141
Purchases	—	—	—	—
Sales	—	—	—	—
Transfers into Level 3	135,048,734	—	—	135,048,734
Transfers out of Level 3	—	—	—	—

Ending balance as of April 30, 2022	$136,013,255	$ —	$2,076,529	$138,089,784

Change in unrealized gains (losses) included in earnings related to securities still held at reporting period date	$191,070	$ —	$203,071	$394,141

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The following issuers are affiliated with the Funds; that is, the Adviser had control of 5% or more of the outstanding voting securities during the period from October 31, 2021 through April 30, 2022. As defined in Section (2)(a)(3) of the Investment Company Act of 1940; such issuers are:

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
APRIL 30, 2022
(Unaudited)

Value as of 10/31/2021	Purchases at Cost	Proceeds from Sale	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value as of 4/30/2022	Dividend/ Interest Income

Artemis Gold, Inc.
$ 13,996,358	$6,699,457	$—	$—	$1,956,338	$22,652,153	$—
Astarta Holding NV
8,936,097	—	—	—	(5,399,666)	3,536,431	—
Bear Creek Mining Corp.
5,097,704	—	—	—	(1,739,031)	3,358,673	—
Dundee Corp., Cl A
2,893,298	—	—	—	(256,633)	2,636,665	—
Etalon Group GDR
16,219,802	3,030,227	309,538	(309,538)	(14,819,899)	4,430,130	1,596,035
Fission Uranium Corp.
13,115,966	5,022,269	—	—	(2,352,406)	15,785,829	—
Gabriel Resources, Ltd.
11,521,960	—	—	—	(2,547,515)	8,974,445	—
Gabriel Resources, Ltd._
659,271	—	—	—	(145,766)	513,505	—
Guangshen Railway Co., Ltd., Cl H
7,474,415	—	—	—	(383,082)	7,091,333	—
Hemas Holdings PLC
5,789,372	—	—	—	(3,861,076)	1,928,296	—
International Tower Hill Mines, Ltd.
4,245,588	808,852	—	—	969,888	6,024,328	—
Kernel Holding SA
24,091,785	9,307,744	—	—	(19,014,229)	14,385,300	913,559
Luks Group Vietnam Holdings Co., Ltd.
1,582,051	—	—	—	(1,613)	1,580,438	—
MHP SE (USD Shares) GDR
339,165	—	—	—	(142,941)	196,224	11,616
Northern Dynasty Minerals, Ltd. (USD)
4,844,175	1,641,951	—	—	(1,018,856)	5,467,270	—
Yellow Cake PLC
18,551,677	—	—	—	1,047,206	19,598,883	—
Yoma Strategic Holdings, Ltd.
6,185,000	623,842	—	—	517,490	7,326,332	—

Totals:
$ 145,543,684	$27,134,342	$309,538	$(309,538)	$(47,191,791)	$125,486,235	$2,521,210

Amounts designated as “ —” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK
INTERNATIONAL FUND
APRIL 30, 2022
(Unaudited)

SECTOR WEIGHTINGS†:

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS COMMON STOCK — 74.2%	Shares	Value

AUSTRALIA — 4.6%

Newcrest Mining, Ltd.	1,480,660	$27,772,474

BRAZIL — 0.9%

Banco do Brasil SA	111,200	746,739

Centrais Eletricas Brasileiras SA	570,060	4,690,590

		5,437,329

CANADA — 15.5%

Cameco Corp.	601,591	15,527,064

Centerra Gold, Inc.	652,057	6,035,074

Equinox Gold *	863,075	6,154,024

Ivanhoe Mines, Ltd., Cl A *	919,874	7,375,318

MEG Energy Corp. *	446,597	6,709,471

Novagold Resources, Inc. *	1,506,776	9,372,147

Pan American Silver Corp.	222,215	5,509,320

Turquoise Hill Resources, Ltd. *	682,255	18,584,626

Wheaton Precious Metals Corp.	397,305	17,823,102

		93,090,146

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK
INTERNATIONAL FUND
APRIL 30, 2022
(Unaudited)

COMMON STOCK — continued	Shares	Value
CHINA — 8.1%

Alibaba Group Holding, Ltd. *	438,500	$5,406,575

CGN Power, Cl H (A)	23,801,000	6,694,138

China Communications Services, Cl H	6,152,000	2,801,200

China Shenhua Energy Co., Ltd., Cl H	990,000	3,164,498

China Telecom Corp, Ltd., Cl H	41,840,000	15,648,176

Guangshen Railway Co., Ltd., Cl H * (B)	10,844,000	1,811,562

PAX Global Technology, Ltd.	4,545,000	3,940,108

Shanghai Electric Group Co., Ltd., Cl H *	9,326,000	2,273,071

Shanghai Mechanical and Electrical Industry, Cl B	4,311,615	4,780,862

Sinopharm Group, Cl H	932,800	2,149,058

		48,669,248

FRANCE — 1.1%

Electricite de France SA	720,306	6,519,336

HONG KONG — 3.5%

CK Hutchison Holdings, Ltd.	930,000	6,502,349

K Wah International Holdings, Ltd.	7,668,000	2,869,743

SJM Holdings, Ltd. *	15,616,000	6,567,327

WH Group, Ltd.	6,861,500	4,742,887

		20,682,306

INDONESIA — 1.2%

Indofood Sukses Makmur	16,336,800	7,102,494

JAPAN — 6.4%

Inpex Corp.	542,200	6,538,581

Kamigumi Co., Ltd.	247,400	4,205,631

Mitsubishi Corp.	135,400	4,552,971

Mitsui & Co., Ltd.	193,800	4,682,167

Suzuken Co., Ltd.	324,900	9,581,489

TS Tech	451,800	4,717,934

West Japan Railway Co.	115,400	4,275,131

		38,553,904

KAZAKHSTAN — 3.8%

Halyk Savings Bank of Kazakhstan JSC GDR	396,311	3,824,807

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK
INTERNATIONAL FUND
APRIL 30, 2022
(Unaudited)

COMMON STOCK — continued	Shares	Value
KAZAKHSTAN — continued

NAC Kazatomprom JSC GDR	339,249	$9,644,004

NAC Kazatomprom JSC GDR (A)	335,296	9,531,630

		23,000,441

NETHERLANDS — 0.5%

AerCap Holdings *	66,123	3,088,605

RUSSIA — 9.5%

Federal Grid Unified Energy System PJSC (C)(D)(E)	3,021,385,233	1,698,074

Gazprom Neft PJSC (C)(D)(E)	2,817,940	6,587,700

Gazprom PJSC (C)(D)(E)	8,122,810	10,947,294

Lenta International PJSC GDR *(C)(D)(E)	1,271,467	1,124,485

LSR Group PJSC, Cl A *(C)(D)(E)	510,671	1,445,768

Moscow Exchange MICEX-RTS PJSC *(C)(D)(E)	6,027,519	3,203,075

Polyus PJSC GDR (C)(D)(E)	249,258	9,624,325

RusHydro PJSC *(A)(C)(D)(E)	991,278,397	4,459,711

Sberbank of Russia PJSC *(C)(D)(E)	8,292,394	5,987,724

VEON ADR *	16,018,241	10,836,340

VTB Bank PJSC *(C)(D)(E)	11,647,406,497	1,305,946

		57,220,442

SINGAPORE — 2.3%

Golden Agri-Resources, Ltd.	59,433,500	13,809,264

SOUTH AFRICA — 2.3%

Gold Fields, Ltd.	359,393	4,934,777

Harmony Gold Mining ADR	1,071,365	4,381,883

Impala Platinum Holdings, Ltd.	322,747	4,200,110

		13,516,770

SOUTH KOREA — 10.0%

DL E&C Co., Ltd.	101,172	4,758,961

GS Holdings	47,327	1,635,986

Hyundai Mobis, Co., Ltd.	17,092	2,766,049

Korea Electric Power Corp. *	286,545	5,218,572

Korea Electric Power Corp. ADR *	280,070	2,487,022

KT Corp.	398,865	11,284,440

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK
INTERNATIONAL FUND
APRIL 30, 2022
(Unaudited)

COMMON STOCK — continued	Shares	Value
SOUTH KOREA — continued

KT Corp. ADR	793,207	$11,049,374

LG Corp.	138,207	8,009,081

LG Uplus	1,128,911	12,456,613

		59,666,098

UKRAINE — 0.6%

MHP SA GDR (B)(E)	792,536	3,484,763

UNITED KINGDOM — 2.4%

Fresnillo PLC	760,950	7,509,311

Yellow Cake PLC *(A) (B)	1,350,705	6,864,278

		14,373,589

UNITED STATES — 1.5%

Royal Gold, Inc.	67,826	8,849,937

TOTAL COMMON STOCK (Cost $477,027,140)		444,837,146

PREFERRED STOCK — 0.7%
SOUTH KOREA — 0.7%

Hyundai Motor Co. 4.170%	57,314	4,224,814

TOTAL PREFERRED STOCK (Cost $4,382,043)		4,224,814

UNIT TRUST FUND — 0.0%
CANADA — 0.0%

Sprott Physical Uranium Trust *	9,565	125,831

TOTAL UNIT TRUST FUND (Cost $104,739)		125,831

U.S. TREASURY OBLIGATIONS — 19.6%	Face Amount

United States Treasury Bills

1.697%, 03/23/23(F)	$39,771,200	39,130,932

1.177%, 10/13/22(F)	39,357,900	39,130,641

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK
INTERNATIONAL FUND
APRIL 30, 2022
(Unaudited)

U.S. TREASURY OBLIGATIONS — continued	Face Amount	Value

0.736%, 07/14/22(F)	$39,196,200	$39,134,284

TOTAL U.S. TREASURY OBLIGATIONS (Cost $117,453,573)		117,395,857

SHORT TERM INVESTMENT — 1.0%	Shares

Dreyfus Treasury Securities Cash Management Fund,

Cl Participant Shares, 0.010%(G)	6,000,485	6,000,485
TOTAL SHORT TERM INVESTMENT (Cost $6,000,485)		6,000,485

TOTAL INVESTMENTS— 95.5% (Cost $604,967,980)		572,584,133

Other Assets and Liabilities, Net — 4.5%		27,065,925

NET ASSETS — 100.0%		$599,650,058

*	Non-income producing security.
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities as of April 30, 2022 was $27,549,757 and represents 4.6% of Net Assets.

(B)	Affiliated investment.
(C)

Security fair valued using methods determined in good faith by the Funds’ Fair Value Pricing Committee. The total market value of such securities as of April 30, 2022 was $46,384,102 and represented 7.7% of Net Assets.

(D)	Level 3 security in accordance with fair value hierarchy.
(E)	Securities considered illiquid. The total value of such securities as of April 30, 2022 was $49,868,865 and represented 8.3% of Net Assets.
(F)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(G)	The rate reported is the 7-day effective yield as of April 30, 2022.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

JSC — Joint-Stock Company

Ltd. — Limited

PJSC — Public Joint-Stock Company

PLC — Public Limited Company

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK
INTERNATIONAL FUND
APRIL 30, 2022
(Unaudited)

The following is a summary of the level of inputs us as of April 30, 2022, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stock

Australia	$—	$27,772,474	$—	$27,772,474

Brazil	5,437,329	—	—	5,437,329

Canada	93,090,146	—	—	93,090,146

China	—	48,669,248	—	48,669,248

France	—	6,519,336	—	6,519,336

Hong Kong	—	20,682,306	—	20,682,306

Indonesia	—	7,102,494	—	7,102,494

Japan	—	38,553,904	—	38,553,904

Kazakhstan	—	23,000,441	—	23,000,441

Netherlands	3,088,605	—	—	3,088,605

Russia	10,836,340	—	46,384,102	57,220,442

Singapore	—	13,809,264	—	13,809,264

South Africa	4,381,883	9,134,887	—	13,516,770

South Korea	13,536,396	46,129,702	—	59,666,098

Ukraine	—	3,484,763	—	3,484,763

United Kingdom	—	14,373,589	—	14,373,589

United States	8,849,937	—	—	8,849,937

Total Common Stock	139,220,636	259,232,408	46,384,102	444,837,146

Preferred Stock

South Korea	—	4,224,814	—	4,224,814

Unit Trust Fund

Canada	125,831	—	—	125,831

U.S. Treasury Obligations	—	117,395,857	—	117,395,857

Short Term Investment	—	6,000,485	—	6,000,485

Total Investments in Securities	$139,346,467	$386,853,564	$46,384,102	$572,584,133

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK
INTERNATIONAL FUND
APRIL 30, 2022
(Unaudited)

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stock
Beginning balance as of November 1, 2021	$—
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—
Purchases	—
Sales	—
Transfers into Level 3	46,384,102
Transfers out of Level 3	—

Ending balance as of April 30, 2022	$46,384,102

Change in unrealized gains (losses) included in earnings related to securities still held at reporting period date	$—

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The following issuers are affiliated with the Funds; that is, the Adviser had control of 5% or more of the outstanding voting securities during the period from October 31, 2021 through April 30, 2022 As defined in Section (2)(a)(3) of the Investment Company Act of 1940; such issuers are:

Value as of 10/31/2021	Purchases at Cost	Proceeds from Sale	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value as of 4/30/2022	Dividend/ Interest Income
Guangshen Railway Co., Ltd., Cl H
$ 1,909,425	$—	$—	$—	$(97,863)	$1,811,562	$—
MHP SA GDR
4,347,618	1,172,166	—	—	(2,035,021)	3,484,763	148,906
Yellow Cake PLC
5,580,239	2,378,890	(1,908,742)	318,451	495,440	6,864,278	—
Totals:
$ 11,837,282	$3,551,056	$(1,908,742)	$318,451	$(1,637,444)	$12,160,603	$148,906

Amounts designated as “ —” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
APRIL 30, 2022
(Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES
	Kopernik Global All-Cap Fund	Kopernik International Fund

Assets:
Investments, at Value (Cost $1,792,433,851 and $591,258,269)	$1,922,698,505	$560,423,530
Affiliated Investments, at Value (Cost $187,094,140 and $13,709,711)	125,486,235	12,160,603
Cash	95,256,147	22,998,951
Foreign Currency, at Value (Cost $12,544,716 and $2,905,567)	12,853,043	3,028,556
Dividend and Interest Receivable	4,026,577	1,092,587
Receivable for Investment Securities Sold	2,996,563	—
Receivable for Capital Shares Sold	1,605,475	2,507,706
Reclaim Receivable	595,386	66,547
Prepaid Expenses	35,385	58,604

Total Assets	2,165,553,316	602,337,084

Liabilities:
Payable for Investment Securities Purchased	3,912,834	1,740,579
Payable for Capital Shares Redeemed	92,605	370,225
Payable due to Adviser	1,655,502	452,013
Payable due to Administrator	129,738	35,423
Distribution Fees Payable (Class A Shares)	18,666	2,363
Payable due to Trustees	8,514	2,437
Chief Compliance Officer Fees Payable	4,031	159
Other Accrued Expenses and Other Payables	248,253	83,827

Total Liabilities	6,070,143	2,687,026

Net Assets	$2,159,483,173	$599,650,058

Net Assets Consist of:
Paid-in Capital	$2,015,935,101	$607,635,112
Total Distributable Earnings/( Loss)	143,548,072	(7,985,054)

Net Assets	$2,159,483,173	$599,650,058

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
APRIL 30, 2022
(Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES
	Kopernik Global All-Cap Fund	Kopernik International Fund
Class A Shares:
Net Assets	$93,877,117	N/A
Outstanding Shares of beneficial interest (unlimited authorization - no par value)	6,968,953	N/A
Net Asset Value Offering and Redemption Price, Per Share*	$13.47	N/A

Maximum Offering Price Per Share $13.47/94.25%	$14.29	N/A

Class I Shares:
Net Assets	$2,065,606,056	$586,634,911
Outstanding Shares of beneficial interest

(unlimited authorization - no par value)	154,004,449	40,272,384
Net Asset Value Offering and Redemption Price, Per Share	$13.41	$14.57

Investor Shares:
Net Assets	N/A	13,015,147
Outstanding Shares of beneficial interest

(unlimited authorization - no par value)	N/A	897,224
Net Asset Value Offering and Redemption Price, Per Share	N/A	14.51

* Class A Shares are subject to a maximum contingent deferred sales charge of 0.75% if shares are redeemed within 18 months of purchase.

N/A — not applicable

Amounts designated as “ —” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
FOR THE SIX MONTHS
ENDED APRIL 30, 2022
(Unaudited)

STATEMENTS OF OPERATIONS
	Kopernik Global All-Cap Fund	Kopernik International Fund

Investment Income:

Dividends	$20,497,014	$4,728,185

Dividends from Affiliated Investments	2,521,210	148,906

Interest	160,823	86,713

Less: Foreign Taxes Withheld	(3,193,615)	(758,120)

Total Investment Income	19,985,432	4,205,684

Expenses:

Investment Advisory Fees	10,074,394	2,754,520

Administration Fees	788,456	215,579

Distribution Fees (Class A Shares)	124,026	14,028

Trustees’ Fees	17,558	4,720

Chief Compliance Officer Fees	5,823	1,656

Custodian Fees	208,138	51,673

Transfer Agent Fees	55,251	33,536

Registration and Filing Fees	39,994	44,908

Printing Fees	25,972	7,407

Legal Fees	18,735	5,104

Audit Fees	12,788	15,268

Other Expenses	28,968	8,571

Total Expenses	11,400,103	3,156,970

Less:

Fees Paid Indirectly — Note 4	(440)	(258)

Net Expenses	11,399,663	3,156,712

Net Investment Income	8,585,769	1,048,972

Net Realized Gain (Loss) on:

Investments	218,182,747	35,065,273

Affiliated Investments	(309,538)	318,451

Purchased Options	(12,341,970)	—

Foreign Currency Transactions	(473,760)	(164,200)

Net Realized Gain	205,057,479	35,219,524

Net Change in Unrealized Appreciation (Depreciation) on:

Investments	(351,957,165)	(116,799,221)

Affiliated Investments	(47,191,791)	(1,637,444)

Purchased Options	2,043,790	—

Foreign Currency Transactions	(223,294)	37,493

Net Change in Unrealized Depreciation	(397,328,460)	(118,399,172)

Net Realized and Unrealized Loss on Investments, Affiliated Investments, Purchased Options and Foreign Currency Transactions	(192,270,981)	(83,179,648)

Net Decrease in Net Assets Resulting from Operations	$(183,685,212)	$(82,130,676)

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Operations:
Net Investment Income	$8,585,769	$19,656,796
Net Realized Gain on Investments, Affiliated Investments, Purchased Options and Foreign Currency Transactions	205,057,479	93,760,586
Net Change in Unrealized Appreciation (Depreciation) on Investments, Affiliated Investments, Purchased Options and Foreign Currency Transactions	(397,328,460)	477,319,664

Net Increase (Decrease) in Net Assets Resulting From Operations	(183,685,212)	590,737,046

Distributions:
Class A Shares	(8,728,029)	(3,267,954)
Class I Shares	(188,247,298)	(62,824,946)

Total Distributions	(196,975,327)	(66,092,900)

Capital Share Transactions:(1)
Class A Shares
Issued	18,938,041	44,061,843
Reinvestment of Distributions	6,523,848	2,760,218
Redeemed	(20,240,613)	(27,235,290)

Net Class A Share Transactions	5,221,276	19,586,771

Class I Shares
Issued	288,424,308	976,403,280
Reinvestment of Distributions	142,111,899	43,187,195
Redeemed	(263,530,102)	(347,853,890)

Net Class I Share Transactions	167,006,105	671,736,585

Net Increase in Net Assets From Capital Share Transactions	172,227,381	691,323,356

Total Increase (Decrease) in Net Assets	(208,433,158)	1,215,967,502

Net Assets:
Beginning of Period/Year	2,367,916,331	1,151,948,829

End of Period/Year	$2,159,483,173	$2,367,916,331

(1)	For share transactions, see Note 6 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK
INTERNATIONAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Operations:
Net Investment Income	$1,048,972	$3,247,140
Net Realized Gain on Investments, Affiliated Investments, Purchased Options and Foreign Currency Transactions	35,219,524	21,824,259
Net Change in Unrealized Appreciation (Depreciation) on Investments, Affiliated Investments, Purchased Options and Foreign Currency Transactions	(118,399,172)	71,475,016

Net Increase (Decrease) in Net Assets Resulting From Operations	(82,130,676)	96,546,415

Distributions:
Class I Shares	(32,578,533)	(7,396,925)
Investor Shares	(590,017)	(47,460)

Total Distributions	(33,168,550)	(7,444,385)

Capital Share Transactions:(1)
Class I Shares
Issued	265,753,184	310,899,893
Reinvestment of Distributions	25,377,608	5,485,612
Redeemed	(156,635,963)	(55,412,773)

Net Class I Share Transactions	134,494,829	260,972,732

Investor Shares
Issued	10,631,364	9,932,078
Reinvestment of Distributions	501,729	46,975
Redeemed	(3,293,080)	(4,644,422)

Net Investor Share Transactions	7,840,013	5,334,631

Net Increase in Net Assets From Capital Share Transactions	142,334,842	266,307,363

Total Increase in Net Assets	27,035,616	355,409,393

Net Assets:
Beginning of Period/Year	572,614,442	217,205,049

End of Period/Year	$599,650,058	$572,614,442

(1)	For share transactions, see Note 6 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios
For a Share Outstanding Throughout Each Year or Period

	Class A Shares
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017

Net Asset Value, Beginning of Year/Period	$ 15.91	$ 11.45	$ 9.75	$ 9.55	$ 10.78	$ 10.14

Income (Loss) from Investment Operations:

Net Investment Income*	0.04	0.12	0.11	0.09	0.06	0.07

Net Realized and Unrealized Gain (Loss)	(1.22)	4.94	1.86	0.11	(0.85)	0.88

Total from Investment Operations	(1.18)	5.06	1.97	0.20	(0.79)	0.95
Dividends and Distributions:

Net Investment Income	(0.73)	(0.35)	(0.27)	—	(0.44)	(0.31)

Capital Gains	(0.53)	(0.25)	—	—	—	—

Total Dividends and Distributions	(1.26)	(0.60)	(0.27)	—	(0.44)	(0.31)

Net Asset Value, End of Year/Period	$ 13.47	$ 15.91	$ 11.45	$ 9.75	$ 9.55	$ 10.78

Total Return†	(7.70)%	45.38%	20.64%	2.09%	(7.76)%	9.60%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$93,877	$105,632	$59,266	$56,434	$57,586	$72,257
Ratio of Expenses to Average Net Assets(1)	1.26%††	1.28%	1.30%	1.30%	1.29%	1.30%(2)
Ratio of Expenses to Average Net Assets (Excluding Waivers, Recaptured Fees and Fees Paid Indirectly)	1.26%††	1.28%	1.30%	1.30%	1.29%	1.30%
Ratio of Net Investment Income to Average Net Assets	0.55%††	0.81%	1.01%	0.93%	0.54%	0.66%
Portfolio Turnover Rate	36%†††	45%	50%	31%	44%	37%

*	Per share calculations were performed using average shares for the period.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.

Portfolio turnover rate is for the period indicated and has not been annualized.

(1)	The ratio of expenses to average net assets excludes the effects of fees paid indirectly. If these expense offsets were included, the ratio would be equal to the ratio presented.
(2)	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios
For a Share Outstanding Throughout Each Year or Period

	Class I Shares
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017

Net Asset Value, Beginning of Year/Period	$ 15.87	$ 11.41	$ 9.73	$ 9.53	$ 10.75	$ 10.11

Income (Loss) from Investment Operations:

Net Investment Income*	0.06	0.15	0.13	0.12	0.08	0.10

Net Realized and Unrealized Gain (Loss)	(1.22)	4.93	1.85	0.10	(0.84)	0.88

Total from Investment Operations	(1.16)	5.08	1.98	0.22	(0.76)	0.98

Dividends and Distributions:

Net Investment Income	(0.77)	(0.37)	(0.30)	(0.02)	(0.46)	(0.34)

Capital Gains	(0.53)	(0.25)	—	—	—	—

Total Dividends and Distributions	(1.30)	(0.62)	(0.30)	(0.02)	(0.46)	(0.34)

Net Asset Value, End of Year/Period	$ 13.41	$ 15.87	$ 11.41	$ 9.73	$ 9.53	$ 10.75

Total Return†	(7.62)%	45.83%	20.81%	2.36%	(7.45)%	9.88%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$2,065,606	$2,262,284	$1,092,683	$930,874	$988,391	$1,080,471
Ratio of Expenses to Average Net Assets(1)	1.01%††	1.03%	1.05%	1.05%	1.04%	1.05%(2)
Ratio of Expenses to Average Net Assets (Excluding Waivers, Recaptured Fees and Fees Paid Indirectly)	1.01%††	1.03%	1.05%	1.05%	1.04%	1.05%
Ratio of Net Investment Income to Average Net Assets	0.78%††	1.06%	1.25%	1.18%	0.83%	0.97%
Portfolio Turnover Rate	36%†††	45%	50%	31%	44%	37%

*	Per share calculations were performed using average shares for the period.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.

Portfolioturnover rate is for the period indicated and has not been annualized.

(1)	The ratio of expenses to average net assets excludes the effects of fees paid indirectly. If these expense offsets were included, the ratio would be equal to the ratio presented.
(2)	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.

Amountsdesignated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK
INTERNATIONAL FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios
For a Share Outstanding Throughout Each Year/Period

	Class I Shares

	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017

Net Asset Value, Beginning of Year/Period	$ 17.42	$ 13.21	$ 12.38	$ 11.31	$ 11.92	$ 11.31

Income (Loss) from Investment Operations:
Net Investment Income*	0.03	0.14	0.14	0.16	0.13	0.15

Net Realized and Unrealized Gain (Loss)	(1.95)	4.50	1.01	1.04	(0.58)	0.60

Total from Investment Operations	(1.92)	4.64	1.15	1.20	(0.45)	0.75

Dividends and Distributions:

Net Investment Income	(0.34)	(0.26)	(0.16)	(0.13)	(0.11)	(0.04)

Capital Gains	(0.59)	(0.17)	(0.16)	—	(0.05)	(0.10)

Total Dividends and Distributions	(0.93)	(0.43)	(0.32)	(0.13)	(0.16)	(0.14)

Net Asset Value, End of Year/Period	$ 14.57	$ 17.42	$ 13.21	$ 12.38	$ 11.31	$ 11.92

Total Return†	(11.51)%	35.71%	9.41%	10.78%	(3.83)%	6.68%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$586,635	$565,278	$215,822	$168,011	$128,401	$82,845
Ratio of Expenses to Average Net Assets(1)	1.03%††	1.09%(2)	1.10%	1.10%	0.93%	0.47%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Recaptured Fees and Fees Paid Indirectly)	1.03%††	1.06%	1.11%	1.12%	1.13%	1.60%
Ratio of Net Investment Income to Average Net Assets	0.35%††	0.83%	1.11%	1.32%	1.06%	1.24%
Portfolio Turnover Rate	31%†††	56%	61%	45%	34%	21%

*	Per share calculations were performed using average shares for the period.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.

Portfolioturnover rate is for the period indicated and has not been annualized.

(1)	The ratio of expenses to average net assets excludes the effects of fees paid indirectly. If these expense offsets were included, the ratio would be equal to the ratio presented.
(2)	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.

Amountsdesignated as “ —” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK
INTERNATIONAL FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios
For a Share Outstanding Throughout Each Year or Period/Year

	Investor Shares

	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Year Ended October 31, 2020	Period Ended October 31, 2019(1)

Net Asset Value, Beginning of Year/Period	$17.36	$13.18	$12.36	$11.41

Income (Loss) from Investment Operations:

Net Investment Income*	0.01	0.11	0.13	0.14

Net Realized and Unrealized Gain (Loss)	(1.95)	4.48	0.98	0.94

Total from Investment Operations	(1.94)	4.59	1.11	1.08

Dividends and Distributions:

Net Investment Income	(0.32)	(0.24)	(0.13)	(0.13)

Capital Gains	(0.59)	(0.17)	(0.16)	—

Total Dividends and Distributions	(0.91)	(0.41)	(0.29)	(0.13)

Net Asset Value, End of Year/Period	$14.51	$17.36	$13.18	$12.36

Total Return†	(11.66)%	35.39%	9.12%	9.61%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$13,015	$7,336	$1,383	$250
Ratio of Expenses to Average Net Assets(2)	1.28%††	1.34%(3)	1.35%	1.35%††
Ratio of Expenses to Average Net Assets (Excluding Waivers, Recaptured Fees and Fees Paid Indirectly)	1.28%††	1.31%	1.36%	1.37%††
Ratio of Net Investment Income to Average Net Assets	0.10%††	0.68%	1.02%	1.32%††
Portfolio Turnover Rate	31%†††	56%	61%	45%

*	Per share calculations were performed using average shares for the period.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.

Portfolioturnover rate is for the period indicated and has not been annualized. (1) Investor Class Shares commenced operations December 10, 2018.

(2)	The ratio of expenses to average net assets excludes the effects of fees paid indirectly. If these expense offsets were included, the ratio would be equal to the ratio presented.
(3)	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.

Amountsdesignated as “ —” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
APRIL 30, 2022
(Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund II (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 11 funds. The financial statements herein are those of the Kopernik Global All-Cap Fund and Kopernik International Fund (each a “Fund” and, collectively, the “Funds”). The investment objective of the Funds is long-term growth of capital. The Kopernik Global All-Cap Fund is diversified and invests primarily (at least 40% of its net assets) in equity securities of companies located in at least three countries other than the U.S. The Kopernik International Fund is diversified and invests primarily in equity securities of companies located throughout the world. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

Effective September 27, 2018, the Kopernik International Fund Class A shares were redesignated as Investor Class Shares. This share class name change had no impact on any Fund operations or investment policies. The Investor Class Shares commenced operations on December 10, 2018.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
APRIL 30, 2022
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to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ fair value procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Options for which the primary market is a national securities exchange are valued at the last bid price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price for long positions and at the closing ask price for written options. Options not traded on a national securities exchange are valued at the last quoted bid price.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ fair value procedures are implemented through a fair value committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2022, the total market value of securities in the Kopernik Global All-Cap Fund valued in accordance with fair value procedures was $138,089,784 or 6.4% of the Fund’s net assets. As of April 30, 2022, the Kopernik International Fund valued in accordance with fair value procedures was $46,384,102 or 7.7% of the Fund’s net assets.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Funds calculate their net asset values. The closing prices of such securities may no longer reflect their market value at the time the Funds calculate net asset values if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Funds becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee meeting be called.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
APRIL 30, 2022
(Unaudited)

The Funds use Markit Fair Value (“Markit”) as a third party fair valuation vendor. Markit provides a fair value for foreign securities in the Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by Markit in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values its non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by Markit. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by Markit are not reliable, the Adviser contacts SEI Investments Global Fund Services (the “Administrator”) and may request that a meeting of the Committee be held.

If a local market in which the Funds own securities is closed for one or more days, the Funds shall value all securities held in that corresponding currency based on the fair value prices provided by Markit using the predetermined confidence interval discussed above.

In accordance with authoritative guidance on fair value measurement under U.S. GAAP, the Funds disclose fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
APRIL 30, 2022
(Unaudited)

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of April 30, 2022. The following disclosures also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Asset	Fair Value at April 30, 2022	Valuation Techniques	Unobservable Inputs	Inputs

Kopernik Global All-Cap Fund
Common Stock	$964,521	Fair Valued	Adjusted Trade Price	85%

Common Stock	$135,048,734	Fair Valued	Adjusted Trade Price	60%

		Adjusted Recent
Rights	$2,076,529	Trade	Adjusted Trade Price	$0.74

Asset	Fair Value at April 30, 2022	Valuation Techniques	Unobservable Inputs	Inputs

Kopernik International Fund
Common Stock	$46,384,102	Fair Valued	Adjusted Trade Price	60%

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

For the six months ended April 30, 2022, there have been no significant changes to the Funds’ fair valuation methodology.

Federal Income Taxes — It is the Funds’ intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended April 30, 2022, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six months ended April 30, 2022, the Funds did not incur any significant interest or penalties.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
APRIL 30, 2022
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Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on securities purchased are accreted and amortized.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.

Forward Foreign Currency Exchange Contracts — The Funds may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Funds as unrealized gain or loss. The Funds recognize realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Any realized or unrealized gains (loss) during the period are presented on the Statements of Operations. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default. There were no forward foreign currency contracts for the six months ended April 30, 2022.

Options Written/Purchased — The Funds may purchase and write put and call options on indices and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
APRIL 30, 2022
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The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Funds on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or a loss. Any realized or unrealized gains (loss) during the period are presented on the Statements of Operations. Risks associated with options transactions include: (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (iii) there may not be a liquid secondary market for options; and (iv) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security. The Funds did not have open written or purchased option contracts as of April 30, 2022.

Illiquid Securities — A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of a Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

Restricted Securities — As of April 30, 2022, the Global All Cap Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings or acquired through restructuring and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, the Funds have generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. The acquisition dates of these investments, the enforceable right to acquire these securities, along with their cost and values at April 30, 2022, were as follows:

	Number of Shares	Acquisition Date	Right to Acquire Date	Cost	Market Value	% of Net Assets
Kopernik Global All-Cap Fund
Artemis Gold, Inc.	4,098,604	11/9/2020	11/9/2020	$14,031,575	$22,652,153	1.1%
Gabriel
Resources, Ltd.	3,471,971	5/31/2021	5/31/2021	704,137	513,505	0.0

				$14,735,712	$23,165,658	1.1%

Cash — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statements of Assets and Liabilities. The Funds maintain cash in bank

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
APRIL 30, 2022
(Unaudited)

deposit accounts which, at times may exceed United States federally insured limits. Amounts invested are available on the same business day.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — The Funds distribute substantially all of their net investment income annually. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of the Administrator and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Funds. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the six months ended April 30, 2022, the Kopernik Global All-Cap Fund and Kopernik International Fund paid $788,456 and $215,579, respectively, for these services.

The Funds have adopted a distribution plan with respect to the Class A Shares and Investor Class Shares in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Because these fees are paid out of the Funds’ assets continuously, over time, these fees will increase the cost of your investment. Under the distribution plan, the Funds may receive up to 0.25% of the average daily net assets of the Class A Shares and Investor Class Shares as compensation for distribution and shareholder services.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

During the six months ended April 30, 2022, the Kopernik Global All-Cap Fund and Kopernik International Fund earned cash management credits of $440 and $258, respectively, which were used to offset transfer agent expenses. These amounts are labeled “Fees Paid Indirectly” on the Statements of Operations.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
APRIL 30, 2022
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Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Funds at a fee calculated at an annual rate of 0.90% of the Funds’ average daily net assets. The Adviser has contractually agreed (effective November 1, 2013 for the Kopernik Global All-Cap Fund and June 30, 2015 (revised February 8, 2017 and March 1, 2018) for the Kopernik International Fund) to reduce its fees and/or reimburse expenses in order to keep total annual fund operating expenses after fee reductions and/or expense reimbursements (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses (collectively, “excluded expenses”)) from exceeding certain levels as set forth below until February 28, 2023 (the “Contractual Expense Limit”). Refer to waiver of investment advisory fees on the Statement of Operations for fees waived for the six months ended April 30, 2022. This agreement may be terminated: (i) by the Board, for any reason at any time, or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2023.

	Class A Shares	Class I Shares	Investor Class Shares
Kopernik Global All-Cap Fund	1.35%	1.10%	N/A
Kopernik International Fund	N/A	1.10%	1.35%
N/A/ - Not Applicable

Prior to March 1, 2018, the Contractual Expense Limit for the Kopernik International Fund was 0.70% for Investor Class Shares and 0.45% for Class I Shares.

If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may receive from the Funds the difference between the total annual fund operating expenses (not including excluded expenses) and the Contractual Expense Limit to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement (or any other agreement) was in place.

For the six months ended April 30, 2022, the Funds have completed recapturing previously waived fees by the Adviser.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
APRIL 30, 2022
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6. Share Transactions:

Kopernik Global All-Cap Fund	Six-Month Period Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021

Shares Transactions:

Class A Shares

Issued	1,314,590	3,100,556

Reinvestment of Distributions	456,886	209,677

Redeemed	(1,440,488)	(1,848,849)

Increase in Class A Shares	330,988	1,461,384

Class I Shares

Issued	20,325,257	67,304,778

Reinvestment of Distributions	9,998,794	3,295,231

Redeemed	(18,873,357)	(23,783,555)

Increase in Class I Shares	11,450,694	46,816,454

Kopernik International Fund	Six-Month Period Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021

Shares Transactions:

Class I Shares

Issued	16,744,184	19,112,691

Reinvestment of Distributions	1,554,402	373,308

Redeemed	(10,472,737)	(3,379,175)

Increase in Class I Shares	7,825,849	16,106,824

Investor Shares

Issued	658,080	597,370

Reinvestment of Distributions	30,841	3,205

Redeemed	(214,400)	(282,817)

Increase in Investor Shares	474,521	317,758

7. Investment Transactions:

For the six months ended April 30, 2022, the purchases and sales of investment securities other than long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
Kopernik Global All-Cap Fund	$ 708,367,780	$ 721,699,152

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APRIL 30, 2022
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	Purchases	Sales and Maturities
Kopernik International Fund	$ 279,348,466	$ 139,183,853

There were no purchases or sales of long-term U.S. Government securities.

8. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain or (loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared for the Funds during the years ended October 31, 2021 and October 31, 2020 were as follows:

	Ordinary Income	Long-Term Capital Gain	Total
Kopernik Global All-Cap Fund
2021	$66,092,900	$—	$66,092,900
2020	29,180,680	—	29,180,680
Kopernik International Fund
2021	6,321,991	1,122,394	7,444,385
2020	4,063,436	243,099	4,306,535

As of October 31, 2021, the components of distributable earnings on a tax basis were as follows:

	Kopernik Global All-Cap Fund	Kopernik International Fund
Undistributed Ordinary Income	$179,963,136	$25,913,376
Undistributed Long-Term Capital Gains	6,508,208	5,053,665
Unrealized Appreciation	337,737,277	76,347,135
Other Temporary Differences	(10)	(4)

Total Distributable Earnings	$524,208,611	$107,314,172

For Federal income tax purposes the difference between Federal tax cost and book cost primarily relates to passive foreign investment companies, derivatives and wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, including derivatives, held by the Funds at April 30, 2022, were as follows:

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
APRIL 30, 2022
(Unaudited)

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation
Kopernik Global All-Cap Fund	$1,979,527,991	$427,370,484	$ (358,713,735)	$ 68,656,749
Kopernik International Fund	604,967,980	75,121,002	(107,504,849)	(32,383,847)

9. Risks:

The Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. The principal risk factors affecting shareholders’ investments in the Funds are set forth below. The following risks pertain to the Funds, unless otherwise noted.

Convertible and Preferred Securities Risk — Convertible and preferred securities have many of the same characteristics as stocks, including many of the same risks. In addition, convertible securities may be more sensitive to changes in interest rates than stocks. Convertible securities may also have credit ratings below investment grade, meaning that they carry a higher risk of failure by the issuer to pay principal and/or interest when due.

Depositary Receipts Risk — Depositary receipts are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments.

Equity Risk — Since the Funds purchase equity securities, the Funds are subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Funds’ equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Funds invest, which in turn could negatively impact the Funds’ performance and cause losses on your investment in the Funds. These factors contribute to price volatility, which is the principal risk of investing in the Funds.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
APRIL 30, 2022
(Unaudited)

Foreign Currency Risk — As a result of the Funds’ investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Funds will be subject to foreign currency risk. Foreign currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedged positions, that the U.S. dollar, in which case, will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Funds would be adversely affected.

Foreign/Emerging and Frontier Market Security Risk — Non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. Non-U.S. securities are also subject to risks associated with the potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Funds to sell such investments at inopportune times, which could result in losses to the Funds. These additional risks may be heightened with respect to emerging and frontier market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Geographic Focus Risk — To the extent that a large portion of their portfolios is invested in a particular country or region, the Funds may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers within that country or region. As a result, the Funds may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Liquidity Risk — Certain securities, including privately placed securities and securities of emerging or frontier market issuers, may be difficult or impossible to sell at the time and the price that the Funds would like. The Funds may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Private Placements Risk — Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Funds or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

Sanctions Risk — In response to recent political and military actions undertaken by Russia, the U.S. and the European Union have instituted various sanctions against Russia. These sanctions and the threat of additional sanctions could have further adverse consequences for the Russian economy, including additional downgrades in the country’s credit rating and a significant decline in the value and liquidity of securities issued by Russian companies or the Russian government. The U.S. and/or the European Union have continued to impose broader sanctions targeting specific Russian issuers or sectors of the Russian economy. Sanctions and/ or retaliatory actions by Russia have required Funds to assess existing investments in Russian companies, prohibited Funds from purchasing these Russian companies, and limited the opportunity to divest of Russian investments if an Adviser so chooses. These sanctions and/or any retaliatory action by Russia impacts the Fund’s liquidity.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
APRIL 30, 2022
(Unaudited)

Small and Medium Capitalization Companies Risk — The risk that small and medium capitalization companies in which the Funds invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over-the-counter or listed on an exchange. The market for small and medium capitalization companies may be less liquid than the market for larger capitalization companies.

Valuation Risk — Valuation risk is the risk that certain securities may be difficult to value and/or valued incorrectly. This risk may be especially pronounced for investments that may be illiquid or may become illiquid.

10.   Concentration of Shareholders:

At April 30, 2022, the percentage of total shares outstanding held by shareholders for each Fund, which are comprised of omnibus accounts that were held on behalf of multiple underlying shareholders was as follows:

	No. of Shareholders	% Ownership

Kopernik Global All-Cap Fund, Class A Shares	3	59%

Kopernik Global All-Cap Fund, Class I Shares	4	71%

Kopernik International Fund, Class I Shares	4	78%

Kopernik International Fund, Investor Class Shares	2	69%

11.   Other:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

12.   Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of April 30, 2022.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
APRIL 30, 2022
(Unaudited)

DISCLOSURE OF FUND EXPENSES

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2021 to April 30, 2022).

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
APRIL 30, 2022
(Unaudited)

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 11/01/21	Ending Account Value 4/30/22	Annualized Expense Ratios	Expenses Paid During Period*

Kopernik Global All-Cap Fund

Actual Fund Return

Class A Shares	$1,000.00	$923.00	1.26%	$6.01

Class I Shares	1,000.00	923.80	1.01	4.82

Hypothetical 5% Return

Class A Shares	$1,000.00	$1,018.55	1.26%	$6.31

Class I Shares	1,000.00	1,019.79	1.01	5.06

Kopernik International Fund

Actual Fund Return

Class I Shares	$1,000.00	$884.90	1.03%	$4.81

Investor Shares	1,000.00	883.40	1.28	5.98

Hypothetical 5% Return

Class I Shares	$1,000.00	$1,019.69	1.03%	$5.16

Investor Shares	1,000.00	1,018.45	1.28	6.41

* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half period shown).

Kopernik Funds

P.O. Box 219009

Kansas City, MO 64121-9009

855-887-4KGI

Adviser:

Kopernik Global Investors, LLC

Two Harbour Place

302 Knights Run Avenue, Suite 1225

Tampa, Florida 33602

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

KGI-SA-001-0900

Item 2.    Code of Ethics.

Not applicable for semi-annual report.

Item 3.    Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.    Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.    Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.    Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.    Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.    Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.    Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.    Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as amended (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.    Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.    Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 8, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 8, 2022

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger,
Treasurer, Controller, and CFO

Date: July 8, 2022